Statements of Changes in Equity - USD ($)	Ordinary shares [member] Alps Global Holding Berhad [Member]	Ordinary shares [member]	Ordinary shares [member] Alps Life Science Inc [Member]		Ordinary shares [member] Alps Life Science Inc [Member] Previously Reported [Member]	Ordinary shares [member] Cilo Cybin Holdings Limited [member]	Shares Application Money [member] Alps Global Holding Berhad [Member]	Shares Application Money [member] Alps Life Science Inc [Member]	Shares Application Money [member] Alps Life Science Inc [Member] Previously Reported [Member]	Reserve of Change in Value of Merger Reserves [member] Alps Global Holding Berhad [Member]	Reserve of Change in Value of Merger Reserves [member] Alps Life Science Inc [Member]	Reserve of Change in Value of Merger Reserves [member] Alps Life Science Inc [Member] Previously Reported [Member]	Reserve of change in value of foreign currency basis spreads [member] Alps Global Holding Berhad [Member]	Reserve of change in value of foreign currency basis spreads [member] Alps Life Science Inc [Member]	Reserve of change in value of foreign currency basis spreads [member] Alps Life Science Inc [Member] Previously Reported [Member]	Retained earnings [member] Alps Global Holding Berhad [Member]	Retained earnings [member]	Retained earnings [member] Alps Life Science Inc [Member]	Retained earnings [member] Alps Life Science Inc [Member] Previously Reported [Member]	Retained earnings [member] Cilo Cybin Holdings Limited [member]	Equity attributable to owners of parent [member] Alps Global Holding Berhad [Member]	Equity attributable to owners of parent [member] Alps Life Science Inc [Member]	Equity attributable to owners of parent [member] Alps Life Science Inc [Member] Previously Reported [Member]	Non-controlling interests [member] Alps Global Holding Berhad [Member]	Non-controlling interests [member] Alps Life Science Inc [Member]	Non-controlling interests [member] Alps Life Science Inc [Member] Previously Reported [Member]	Alps Global Holding Berhad [Member]	Total	Alps Life Science Inc [Member]	Alps Life Science Inc [Member] Previously Reported [Member]	Cilo Cybin Holdings Limited [member]
Balance at Mar. 31, 2022	$ 10,865,233					$ 10,000	$ 333,679			$ (3,067,047)						$ (5,622,603)					$ 2,509,262			$ (24,231)			$ 2,485,031				$ 10,000
IfrsStatementLineItems [Line Items]
Issue of ordinary shares for cash	224,605						(224,605)
Share issue costs																											224,605
Loss for the financial period, representing total comprehensive loss for the financial period																(729,159)					(729,159)			(703)			(729,862)				(552,004)
Other comprehensive loss													(124,413)								(124,413)						(124,413)
Total comprehensive profit (loss) during the period													(124,413)			(729,159)				(552,004)	(853,572)			(703)			(854,275)				(552,004)
Share issue costs																											(224,605)
Balance at Mar. 31, 2023	11,089,838				$ 11,089,838	10,000	109,074		$ 109,074	(3,067,047)		$ (3,067,047)	(124,413)		$ (124,413)	(6,351,762)			$ (6,351,762)	(552,004)	1,655,690		$ 1,655,690	(24,934)		$ (22,448)	1,630,756			$ 1,633,242	(542,004)
IfrsStatementLineItems [Line Items]
Issue of ordinary shares for cash									786,853														786,853							786,853
Share issue costs																														224,605
Loss for the financial period, representing total comprehensive loss for the financial period																			(853,405)				(853,405)			(2,856)			$ (856,261)	(856,261)
Other comprehensive loss															(145,323)								(145,323)						(145,323)	(145,323)
Total comprehensive profit (loss) during the period															(145,323)				(853,405)				(998,728)			(2,856)			(1,001,584)	(1,001,584)
Share issue costs																														(224,605)
Balance at Sep. 30, 2023			$ 11,089,838					$ 895,927			$ (3,067,047)			$ (269,736)				$ (7,205,167)				$ 1,443,815			$ (25,304)				1,418,511
Balance at Mar. 31, 2023	11,089,838				11,089,838	10,000	109,074		109,074	(3,067,047)		(3,067,047)	(124,413)		(124,413)	(6,351,762)			(6,351,762)	(552,004)	1,655,690		1,655,690	(24,934)		(22,448)	1,630,756			1,633,242	(542,004)
IfrsStatementLineItems [Line Items]
Issue of ordinary shares for cash	2,441,769					54,676,686	(109,074)														2,332,695						2,332,695				54,676,686
Share issue costs						2,500,000																					2,441,769				2,500,000
Loss for the financial period, representing total comprehensive loss for the financial period																(2,304,026)					(2,304,026)			(87,135)			(2,391,161)				455,435
Other comprehensive loss													(121,298)								(121,298)						(121,298)
Total comprehensive profit (loss) during the period													(121,298)			(2,304,026)				455,435	(2,425,324)			(87,135)			(2,512,459)				455,435
Arising from part dilution of equity interest in a subsidiary																4,122					4,122			(4,122)
Repurchase of shares						(9,645)																									(9,645)
Share issue costs						(2,500,000)																					(2,441,769)				(2,500,000)
Balance at Mar. 31, 2024	$ 13,531,607		13,531,607		$ 13,531,607	$ 52,177,041				$ (3,067,047)	(3,067,047)	$ (3,067,047)	$ (245,711)	(245,557)	$ (245,557)	$ (8,651,666)		(8,651,666)	$ (8,651,666)	$ (96,569)	$ 1,567,183	1,567,337	$ 1,567,337	$ (116,191)	(116,191)	$ (116,191)	$ 1,450,992		1,451,146	$ 1,451,146	$ 52,080,472
IfrsStatementLineItems [Line Items]
Issue of ordinary shares for cash
Loss for the financial period, representing total comprehensive loss for the financial period																		(1,170,942)				(1,170,942)			(91,089)				(1,262,031)
Other comprehensive loss														138,348								138,348							138,348
Total comprehensive profit (loss) during the period														138,348				(1,170,942)				(1,032,594)			(91,089)				(1,123,683)
Arising from part dilution of equity interest in a subsidiary
Balance at Sep. 30, 2024		$ 1	13,531,607								(3,067,047)			(107,209)			$ (4,303)	(9,822,608)				534,743			(207,280)			$ (4,302)	327,463
Balance at Apr. 10, 2024				[1]
IfrsStatementLineItems [Line Items]
Loss for the financial period, representing total comprehensive loss for the financial period																		(6,441)											(6,441)
Balance at May. 31, 2024				[1]														(6,441)											(6,441)
Balance at May. 13, 2024		1																										1
IfrsStatementLineItems [Line Items]
Loss for the financial period, representing total comprehensive loss for the financial period																	(6,303)											(6,303)
Balance at Aug. 31, 2024		1															(6,303)											(6,302)
Balance at May. 13, 2024		1																										1
IfrsStatementLineItems [Line Items]
Loss for the financial period, representing total comprehensive loss for the financial period																	(4,303)											(4,303)
Balance at Sep. 30, 2024		$ 1	$ 13,531,607								$ (3,067,047)			$ (107,209)			$ (4,303)	$ (9,822,608)				$ 534,743			$ (207,280)			$ (4,302)	$ 327,463

[1]	represent an amount of USD0.00001.